REDEEMABLE SHARES - Additional Information (Details) - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Feb. 02, 2018	Feb. 03, 2017
Temporary Equity [Line Items]
Holding period	6 months
Redeemable shares (in shares)	$ 384	$ 231
Common Stock
Temporary Equity [Line Items]
Redeemable shares issued (in shares)	2.6	1.1
Redeemable shares outstanding (in shares)	2.9	1.1
Restricted Stock Units (RSUs)
Temporary Equity [Line Items]
Redeemable shares issued (in shares)	0.4	0.4
Redeemable shares outstanding (in shares)	0.4	0.4
Restricted Stock Award
Temporary Equity [Line Items]
Redeemable shares issued (in shares)	0.1	0.1
Redeemable shares outstanding (in shares)	0.1	0.1
Employee Stock Option
Temporary Equity [Line Items]
Redeemable shares issued (in shares)	15.3	13.7
Redeemable shares outstanding (in shares)	15.3	13.7